Investments - Debt and Equity Securities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Non-credit related impairments previously recognized in other comprehensive income		$ 5.4	$ 18.6
Amortized Cost Basis	[1]	20,727.9	20,170.1
Gross Unrealized Gains	[1]	853.4	1,347.7
Gross Unrealized Losses	[1]	(258.3)	(76.1)
Fair Value	[1]	21,323.0	21,441.7
Net Unrealized Capital (Loss) Gains		1.9	3.6
Supporting Discontinued And Experience Rated Products [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Gains		208.7	391.3
Gross Unrealized Losses		(68.0)	(16.7)
Fair Value		3,000.0	3,600.0
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis		20,705.1	20,146.8
Gross Unrealized Gains		849.3	1,347.3
Gross Unrealized Losses		(252.4)	(72.3)
Fair Value		21,302.0	21,421.8
US Government Agencies Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis		1,803.5	1,301.2
Gross Unrealized Gains		68.8	96.3
Gross Unrealized Losses		(0.6)	(0.6)
Fair Value		1,871.7	1,396.9
US States and Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis		4,889.5	4,540.0
Gross Unrealized Gains		244.3	277.2
Gross Unrealized Losses		(9.3)	(7.8)
Fair Value		5,124.5	4,809.4
U.S. corporate securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis		7,981.5	8,033.2
Gross Unrealized Gains		339.5	606.8
Gross Unrealized Losses		(146.6)	(33.6)
Fair Value		8,174.4	8,606.4
Foreign Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis		2,910.2	3,343.6
Gross Unrealized Gains		148.3	267.0
Gross Unrealized Losses		(61.4)	(18.3)
Fair Value		2,997.1	3,592.3
Residential Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis		914.6	902.7
Gross Unrealized Gains		16.6	28.9
Gross Unrealized Losses		(6.3)	(3.9)
Fair Value		924.9	927.7
Commercial Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis		1,262.4	1,324.6
Gross Unrealized Gains		17.2	52.8
Gross Unrealized Losses	[2]	(9.0)	(1.6)
Fair Value		1,270.6	1,375.8
Other Asset-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis		910.4	644.7
Gross Unrealized Gains		3.1	5.8
Gross Unrealized Losses	[2]	(19.2)	(6.5)
Fair Value		894.3	644.0
Redeemable Preferred Stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis		33.0	56.8
Gross Unrealized Gains		11.5	12.5
Gross Unrealized Losses		0.0	0.0
Fair Value		44.5	69.3
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis		22.8	23.3
Gross Unrealized Gains		4.1	0.4
Gross Unrealized Losses		(5.9)	(3.8)
Fair Value		$ 21.0	$ 19.9

[1]	Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 21 beginning on page 146 for additional information on our accounting for discontinued products). At December 31, 2015, debt and equity securities with a fair value of approximately $3.0 billion, gross unrealized capital gains of $208.7 million and gross unrealized capital losses of $68.0 million and, at December 31, 2014, debt and equity securities with a fair value of approximately $3.6 billion, gross unrealized capital gains of $391.3 million and gross unrealized capital losses of $16.7 million were included in total debt and equity securities, but support our experience-rated and discontinued products. Changes in net unrealized capital gains (losses) on these securities are not reflected in accumulated other comprehensive income.
[2]	At December 31, 2015 and 2014, we held securities for which we previously recognized $5.4 million and $18.6 million, respectively, of non-credit related impairments in accumulated other comprehensive loss. These securities had a net unrealized capital gain at December 31, 2015 and 2014 of $1.9 million and $3.6 million, respectively.